Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Exploration and evaluation expenses	$ 7,343	$ 38,107	[1]	$ 93,006	$ 48,881
General and administrative expenses	8,564	17,364	[1]	56,583	7,723
Operating loss	15,907	55,471	[1]	149,589	56,604
Other items
Change in fair value of warrants liability	5,188			(9,375)
Foreign exchange loss	22	19	[1]	82	80
Interest expense	0	220	[1]	1,003	(53)
Loss and comprehensive loss for the period	$ 21,117	$ 55,710	[1]	$ 141,299	$ 56,631
Loss per share
Earnings Per Share, Basic	$ 0.09	$ 0.29	[1]	$ 0.69	$ 0.32
Earnings Per Share, Diluted	$ 0.09	$ 0.29		$ 0.69	$ 0.32
Weighted average number of common shares outstanding - diluted	226,075,389	192,378,436	[1]	204,926,931	178,570,876
Weighted average number of common shares outstanding - basic	226,075,389	192,378,436		204,926,931	178,570,876

[1]	The condensed consolidated statements of loss and comprehensive loss for the three months ended March 31, 2021 was restated. Refer to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2021 filed with the Securities and Exchange Commission on November 15, 2021.